INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Investment Securities
The components of losses on marketable equity securities were as follows:

Year Ended
December 31, 2020
Net losses recognized on market equity securities	$(165,440)
Less: Net losses recognized on marketable equity securities sold during the year	165,440

Unrealized losses recognized on marketable equity securities still held at the reporting date	$—